Note 19 - Leases (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets [text block]
	2022	2021

Balance at January 1	446	229
Depreciation	(137)	(115)
Additions to right of use assets	-	528
Derecognition of right of use assets	-	(172)
Foreign currency movement	(14)	(24)
Balance at December 31	295	446

Disclosure of quantitative information about lease liability [text block]
	2022	2021

Balance at January 1	465	239
Additions to lease liability	-	527
Finance cost	31	24
Lease payments	(150)	(129)
Foreign currency movement	(33)	(23)
Derecognition of lease liability	-	(173)
Balance at December 31	313	465

Disclosure of profit or loss and cash flow amounts of leases [text block]
	2022	2021	2020

Finance cost on lease liabilities (note 15)	31	24	15
Unrealised foreign exchange gain (loss)	19	1	(2)
Depreciation (note 17)	137	115	99
	187	140	112
	2022	2021	2020

Total cash outflow for leases - total payment	150	129	118
Total cash outflow for leases - finance cost	(31)	(24)	(15)
Total cash outflow for leases - principal	119	105	103

Disclosure of maturity analysis of operating lease payments [text block]
	2022	2021

Less than one year	152	158
One to two years	150	165
Two to three years	40	163
Three to four years	–	46
Total lease payments	342	532
Finance cost	(29)	(67)
Present value of lease liabilities	313	465